Concentrations (Details) - Net revenues [Member] ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2019 USD ($)		Jun. 30, 2019 CNY (¥)		Jun. 30, 2018 CNY (¥)
Total net revenues | ¥				¥ 133,117		¥ 120,163
Net revenues, percentage		65.50%		65.50%		72.50%
US$ [Member]
Total net revenues | $		$ 19,391
Company A [Member]
Total net revenues | ¥				¥ 109,130		¥ 47,856
Net revenues, percentage		53.70%		53.70%		28.90%
Company A [Member] | US$ [Member]
Total net revenues | $		$ 15,897
Company B [Member]
Total net revenues | ¥				¥ 23,987		¥ 44,452
Net revenues, percentage		11.80%		11.80%		26.80%
Company B [Member] | US$ [Member]
Total net revenues | $		$ 3,494
Company C [Member]
Total net revenues | ¥					[1]	¥ 27,855
Net revenues, percentage			[1]		[1]	16.80%
Company C [Member] | US$ [Member]
Total net revenues | $	[1]

[1]	represented less than 10% of total net revenues for the fiscal year.